Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property and equipment:
5. Property and Equipment

Note 4. Property and Equipment

Property and equipment consisted of the following at March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
Call center	$121,313	$121,313
Computer and office equipment	61,037	45,718
Furniture and fixtures	32,914	11,336
Library (online)	100,000	100,000
Software	1,491,035	1,388,824
	1,806,299	1,667,191
Accumulated depreciation and amortization	(541,216)	(455,871)
Property and equipment, net	$1,265,083	$1,211,320

Depreciation and amortization expense for the three months ended March 31, 2013 and 2012 was $85,345 and $53,511, respectively. Accumulated depreciation amounted to $541,216 and $455,871 as of March 31, 2013 and December 31, 2012, respectively.

Amortization expense for software, included in the above amounts, for the three months ended March 31, 2013 and 2012 was $74,552 and $46,373, respectively. Software consisted of the following at March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
Software	$1,491,035	$1,388,824
Accumulated amortization	(361,296)	(286,744)
Software, net	$1,129,739	$1,102,080

The following is a schedule of estimated future amortization expense of software at March 31, 2013:

Year Ending December 31,
2013	$223,655
2014	298,207
2015	298,207
2016	237,917
2017	71,753
Total	$1,129,739

Note 5. Property and Equipment

Property and equipment consisted of the following at December 31, 2012 and 2011:

	December 31,
	2012	2011

Call center	$121,313	$121,313
Computer and office equipment	45,718	38,577
Furniture and fixtures	11,336	-
Library (online)	100,000	100,000
Software	1,388,824	927,455
Vehicle	-	39,736
	1,667,191	1,227,081
Accumulated depreciation and amortization	(455,871)	(229,972)
Property and equipment, net	$1,211,320	$997,109

Depreciation and amortization expense for the years ended December 31, 2012 and 2011 was $256,363 and $85,662, respectively. Accumulated depreciation amounted to $455,871 and $229,972 as of December 31, 2012 and 2011, respectively.

Amortization expense for software, included in the above amounts, for the years ended December 31, 2012 and 2011 was $226,454 and $60,290, respectively. Software consisted of the following at December 31, 2012 and 2011:

	December 31,
	2012	2011

Software	$1,388,824	$927,455
Accumulated amortization	(286,744)	(60,290)
Software, net	$1,102,080	$867,165

The following is a schedule of estimated future amortization expense of software at December 31, 2012:

Year Ending December 31,
2013	$277,765
2014	277,765
2015	277,765
2016	217,474
2017	51,311
Total	$1,102,080